Parent company accounts - Cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of profit before tax to net cash flows from operating activities:
Profit/(loss) before tax	£ 5,638	£ 3,075	£ 3,112
Adjustment for non-cash items:
Credit impairment (releases)/charges	(277)	3,377	1,202
Depreciation, amortisation and impairment of property, plant, equipment and intangibles	683	441	459
Other provisions, including pensions	(135)	634	417
Net profit on disposal of investments and property, plant and equipment	12	(119)	(84)
Other non-cash movements including exchange rate movements	1,968	(2,362)	(742)
Net decrease/(increase) in cash collateral and settlement balances	3,633	4,098	(5,762)
Net (increase)/decrease in loans and advances at amortised cost	(7,190)	7,142	3,937
Net decrease/(increase) in reverse repurchase agreements and other similar secured lending	5,804	(7,250)	(118)
Net increase in deposits at amortised cost	18,132	31,148	14,544
Net increase/(decrease) in debt securities in issue	18,965	(4,113)	(5,762)
Net increase/(decrease) in repurchase agreements and other similar secured borrowing	2,326	8,411	(5,346)
Net increase in derivative financial instruments	(3,655)	(1,604)	2,390
Net increase in trading portfolio assets	(19,207)	(14,327)	(9,299)
Net increase/(decrease) in trading portfolio liabilities	7,152	10,927	(1,402)
Net (increase)/decrease in financial assets and liabilities at fair value through the income statement	(14,960)	2,889	2,485
Net increase in other assets	(2,235)	(93)	(44)
Net increase/(decrease) in other liabilities	2,082	13	(991)
Corporate income tax (paid)/received	(1,239)	(12)	894
Net cash from operating activities	17,497	42,275	(110)
Net cash from investing activities
Purchase of debt securities at amortised cost	(6,931)	(7,890)	(8,565)
Proceeds from sale or redemption of debt securities at amortised cost	2,424	3,527	1,305
Purchase of financial assets at fair value through other comprehensive income	(44,058)	(57,640)	(67,056)
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income	47,601	53,367	67,743
Purchase of property, plant and equipment and intangibles	(758)	(303)	(610)
Disposal of subsidiaries and associates, net of cash disposed	65	736	617
Other cash flows associated with investing activities	4	11	95
Net cash from investing activities	(1,653)	(8,192)	(6,471)
Net cash from financing activities
Dividends paid and other coupon payments on equity instruments	(1,452)	(982)	(934)
Issuance of subordinated liabilities	9,099	3,856	6,785
Redemption of subordinated liabilities	(7,241)	(4,746)	(6,574)
Issue of shares and other equity instruments	1,072	1,134	2,292
Repurchase of shares and other equity instruments	0	(903)	(1,970)
Vesting of shares under employee share schemes	(356)	(300)	(349)
Net cash from financing activities	1,122	(1,941)	(750)
Effect of exchange rates on cash and cash equivalents	(4,231)	1,669	(3,345)
Net increase/(decrease) in cash and cash equivalents	12,735	33,811	(10,676)
Cash and cash equivalents at beginning of year	173,125	139,314	149,990
Cash and cash equivalents at end of year	185,860	173,125	139,314
Cash and balances at central banks	169,085	155,902	125,940
Loans and advances to banks with original maturity less than three months	6,473	7,281	8,158
Cash collateral balances with central banks with original maturity less than three months	9,690	9,086	4,736
Short-term investments, classified as cash equivalents	612	856	480
Cash and cash equivalents	185,860	173,125	139,314
Barclays Bank PLC
Reconciliation of profit before tax to net cash flows from operating activities:
Profit/(loss) before tax	3,543	2,155	2,018
Adjustment for non-cash items:
Credit impairment (releases)/charges	(414)	1,577	235
Depreciation, amortisation and impairment of property, plant, equipment and intangibles	331	66	67
Other provisions, including pensions	(145)	505	268
Net profit on disposal of investments and property, plant and equipment	(49)	(397)	(128)
Other non-cash movements including exchange rate movements	1,109	(2,045)	1,203
Net decrease/(increase) in cash collateral and settlement balances	313	1,863	(7,110)
Net (increase)/decrease in loans and advances at amortised cost	(10,255)	(29,049)	5,483
Net decrease/(increase) in reverse repurchase agreements and other similar secured lending	6,553	(6,596)	1,551
Net increase in deposits at amortised cost	14,571	32,059	9,614
Net increase/(decrease) in debt securities in issue	15,364	(2,662)	(12,454)
Net increase/(decrease) in repurchase agreements and other similar secured borrowing	1,480	18,537	899
Net increase in derivative financial instruments	(1,827)	(860)	(3,863)
Net increase in trading portfolio assets	(12,635)	(5,010)	(5,599)
Net increase/(decrease) in trading portfolio liabilities	2,023	2,963	(1,496)
Net (increase)/decrease in financial assets and liabilities at fair value through the income statement	(9,579)	18,799	7,290
Net increase in other assets	(1,989)	(83)	(349)
Net increase/(decrease) in other liabilities	1,557	380	(1,006)
Corporate income tax (paid)/received	(373)	354	919
Net cash from operating activities	9,578	32,556	(2,458)
Net cash from investing activities
Purchase of debt securities at amortised cost	(5,442)	(7,129)	(7,688)
Proceeds from sale or redemption of debt securities at amortised cost	1,278	3,054	232
Purchase of financial assets at fair value through other comprehensive income	(37,842)	(51,368)	(61,877)
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income	41,544	47,254	62,915
Purchase of property, plant and equipment and intangibles	(20)	(27)	(139)
Disposal of subsidiaries and associates, net of cash disposed	65	736	587
Increase in investment in subsidiaries	(1,473)	(1,907)	(1,494)
Other cash flows associated with investing activities	0	8	0
Net cash from investing activities	(1,890)	(9,379)	(7,464)
Net cash from financing activities
Dividends paid and other coupon payments on equity instruments	(1,616)	(1,134)	(1,113)
Issuance of subordinated liabilities	8,788	3,700	6,627
Redemption of subordinated liabilities	(7,095)	(4,580)	(6,402)
Issue of shares and other equity instruments	1,072	3,075	2,292
Repurchase of shares and other equity instruments	0	(903)	(1,970)
Vesting of shares under employee share schemes	(356)	(300)	(349)
Net cash from financing activities	793	(142)	(915)
Effect of exchange rates on cash and cash equivalents	(2,913)	1,169	(2,753)
Net increase/(decrease) in cash and cash equivalents	5,568	24,204	(13,590)
Cash and cash equivalents at beginning of year	153,491	129,287	142,877
Cash and cash equivalents at end of year	159,059	153,491	129,287
Cash and balances at central banks	144,964	133,386	112,287
Loans and advances to banks with original maturity less than three months	3,793	10,174	11,823
Cash collateral balances with central banks with original maturity less than three months	9,690	9,086	4,736
Short-term investments, classified as cash equivalents	612	845	441
Cash and cash equivalents	£ 159,059	£ 153,491	£ 129,287